Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
Note 4. Revenue
Disaggregation of Revenues
Revenue by Major Product Lines
The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Point in time revenues were immaterial for all periods presented in the consolidated statements of operations. Revenue for the Company’s major product lines consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020
Revenue by Product Lines
Betting Technology, Content and Services	$209,251	$177,201	$110,618
Media Technology, Content and Services	82,698	48,312	23,055
Sports Technology and Services	49,080	37,222	16,066

Total	$341,029	$262,735	$149,739

Revenue by Geographic Market
Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2022	2021	2020
Revenue by geographical market:
Europe	$184,128	$175,731	$119,393
Americas	132,924	69,278	20,419
Rest of the world	23,977	17,726	9,927

Total	$341,029	$262,735	$149,739

In the year ended December 31, 2022, the United States of America, Gibraltar and Malta represented 32%, 13% and 11% of total revenue, respectively. In the year ended December 31, 2021, the United States of America, Malta, Gibraltar and the United Kingdom represented 20%, 14%, 13% and 13% of total revenue, respectively. In the year ended December 31, 2020, Malta, Gibraltar and the United Kingdom represented 16%, 15% and 13% of total revenue, respectively.
Revenues by Major Customers
One customer accounted for more than 10% of revenue in the year ended December 31, 2022. No customers accounted for 10% or more of revenue in the years ended December 31, 2021 and 2020, respectively.
Revenue from Other Sources
For the years ended December 31, 2022 and 2021, revenue for the Sports Technology and Services product line includes an immaterial amount of revenue from other sources in relation to equipment rental income.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods and excludes constrained variable consideration. The Company has excluded contracts with an original expected term of one year or less and variable consideration allocated entirely to wholly unsatisfied promises that form part of a single performance obligation from the disclosure of remaining performance obligations.
Revenue allocated to remaining performance obligations was $440.2 million as of December 31, 2022. The Company expects to recognize approximately 55% in revenue within one year, and the remainder in the next 13 – 114 months.
During the year ended December 31, 2022, the Company recognized revenue of $58.6 million for variable consideration related to revenue share contracts for Betting Technology, Content and Services.
Contract Balances
The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables (see Note 6 –
Accounts Receivable, Net
), contract assets, or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the rights to invoice and receive payment become unconditional.
As of December 31, 2022, the Company had $38.4 million of contract assets and $41.3 million of contract liabilities, recognized as deferred revenue. As of December 31, 2021, the Company had $21.8 million of contract assets and $29.9 million of contract liabilities, recognized as deferred revenue. As of December 31, 2020, the Company had $10.1 million of contract assets and $26.0 million of contract liabilities, recognized as deferred revenue.

The $16.7
 million increase in contract assets as compared to the balance of $21.8 million as of December 31, 2021 is due to the increase in Media Technology, Content and Services revenues. The $
11.4
 million increase in deferred revenue as compared to the balance of $29.9 million as of December 31, 2021 is primarily due to cash payments received or due in advance of satisfying performance obligations, which were in the ordinary course of business.
The Company recognized revenue of $27.8 million, $
26.0 million and $16.0
 million in the years ended December 31, 2022, 2021 and 2020, respectively from the deferred revenue beginning balance in each period.